Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001020425
Litman Gregory Masters International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LITMAN GREGORY FUNDS TRUST
Supplement [Text Block]	ck0001020425_SupplementTextBlock

LITMAN GREGORY FUNDS TRUST

Supplement dated December 31, 2014 to

Prospectus of the Litman Gregory Funds Trust

dated April 30, 2014, as supplemented

Notice to Existing and Prospective Shareholders of the Litman Gregory Masters International Fund (Institutional Class – MSILX; Investor Class – MNILX)

Effective January 1, 2015, the following table replaces the table under the “Fees and Expenses of the International Fund” section on page 5 of the prospectus in its entirety:

Shareholder Fees (fees paid directly from your investment)
Institutional Class	Investor Class
None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management Fees	1.07%	1.07%
Distribution (12b-1) Fees	None	0.25%
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	1.30%	1.55%
Fee Waiver and/or Expense Reimbursement (3)	-0.31%	-0.31%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1) (2)(3)	0.99%	1.24%

(1)

Litman Gregory Fund Advisors, LLC (“Litman Gregory”), the advisor to the International Fund, has contractually agreed, through April 30, 2015, to waive a portion of its advisory fees (the “Advisory Fee Waiver”) so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the International Fund’s daily net assets retained by Litman Gregory is 0.40% on the first $1 billion of the International Fund’s assets and 0.30% on assets over $1 billion. This agreement may be terminated at any time by the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.

(2)

Litman Gregory has also contractually agreed to limit the International Fund’s operating expenses (including management fees payable to Litman Gregory but excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) through April 30, 2016 (unless otherwise sooner terminated) to an annual rate of 0.99% for the Institutional Class and 1.24% for the Investor Class (the “Operating Expense Limitation”). This agreement may be renewed after April 30, 2016 for additional periods not exceeding one (1) year and may be terminated by the Board upon sixty (60) days’ written notice to Litman Gregory. Litman Gregory may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Any fee waiver or expense reimbursement made by Litman Gregory pursuant to this agreement is subject to the repayment by the International Fund within three (3) years following the fiscal year in which the fee waiver or expense reimbursement occurred but only if the International Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board.

(3)

The amounts stated under “Fee Waiver and/or Expense Reimbursement” in this table have been restated to reflect current amounts based upon current asset levels, the Advisory Fee Waiver effective May 2013 and the Operating Expense Limitation effective January 2015. This does not correlate to the Ratio of Total Expenses to Average Net Assets provided in the Financial Highlights section of this Prospectus.

Effective January 1, 2015, the following table replaces the table under the “Example” section on page 5 of the prospectus in its entirety:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$101	$381	$683	$1,541
Investor Class	$126	$459	$815	$1,819

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the International Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)
Institutional Class	Investor Class
None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Supplement Closing [Text Block]	ck0001020425_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.
Litman Gregory Masters International Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.07%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[1],[2],[3]
One Year	rr_ExpenseExampleYear01	101
Three Years	rr_ExpenseExampleYear03	381
Five Years	rr_ExpenseExampleYear05	683
Ten Years	rr_ExpenseExampleYear10	1,541
Litman Gregory Masters International Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.07%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[1],[2],[3]
One Year	rr_ExpenseExampleYear01	126
Three Years	rr_ExpenseExampleYear03	459
Five Years	rr_ExpenseExampleYear05	815
Ten Years	rr_ExpenseExampleYear10	1,819

[1]	The amounts stated under "Fee Waiver and/or Expense Reimbursement" in this table have been restated to reflect current amounts based upon current asset levels, the Advisory Fee Waiver effective May 2013 and the Operating Expense Limitation effective January 2015. This does not correlate to the Ratio of Total Expenses to Average Net Assets provided in the Financial Highlights section of this Prospectus.
[2]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the International Fund, has contractually agreed, through April 30, 2015, to waive a portion of its advisory fees (the "Advisory Fee Waiver") so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the International Fund’s daily net assets retained by Litman Gregory is 0.40% on the first $1 billion of the International Fund’s assets and 0.30% on assets over $1 billion. This agreement may be terminated at any time by the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[3]	Litman Gregory has also contractually agreed to limit the International Fund’s operating expenses (including management fees payable to Litman Gregory but excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) through April 30, 2016 (unless otherwise sooner terminated) to an annual rate of 0.99% for the Institutional Class and 1.24% for the Investor Class (the "Operating Expense Limitation"). This agreement may be renewed after April 30, 2016 for additional periods not exceeding one (1) year and may be terminated by the Board upon sixty (60) days’ written notice to Litman Gregory. Litman Gregory may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Any fee waiver or expense reimbursement made by Litman Gregory pursuant to this agreement is subject to the repayment by the International Fund within three (3) years following the fiscal year in which the fee waiver or expense reimbursement occurred but only if the International Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board.